Note 14 - Parent Company Financial Statements - Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Securities, available-for-sale	$ 141,652		$ 144,028			$ 142,086
Total assets	528,433		502,619			457,883
Shareholders’ equity	49,111	$ 46,896	43,761	$ 43,307	$ 44,171	43,535	$ 43,793
Total liabilities and shareholders’ equity	$ 528,433		502,619			457,883
Parent Company [Member]
Cash			46			36
Securities, available-for-sale			1,622			1,651
Other assets			73			61
Investment in subsidiary			42,089			41,843
Total assets			43,830			43,591
Other liabilities			69			56
Shareholders’ equity			43,761			43,535
Total liabilities and shareholders’ equity			$ 43,830			$ 43,591